Related Party Transactions	4 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2021	Dec. 31, 2020
Related Party Transactions
18.	Related Party Transactions

Starting in 2018, the Company entered into certain partnership agreements with NBCU, an investor. The Company recognized revenue from NBCU of $0.8 million and $1.3 million for the three and nine months ended September 30, 2021, respectively, as compared to $0.7 million and $2.5 million for the three and nine months ended September 30, 2020, respectively. The Company recognized expenses under contractual obligations from NBCU of $0.3 million and $0.7 million for the three and nine months ended September 30, 2021, respectively, compared to $nil and $0.1 million for the three and nine months ended September 30, 2020, respectively. The Company had outstanding balances payable to NBCU of $0.1 million and $nil as of September 30, 2021 and December 31, 2020, respectively and no outstanding balances receivable from NBCU as of September 30, 2021 or December 31, 2020.

In September 2018, the Company invested $1.8 million in the equity of a private company. At the time of investment, an executive of BuzzFeed was the controlling shareholder of the investee. Effective August 26, 2019 the Company and the former executive entered into a consultancy arrangement whereby the Company engaged the former executive to provide advice and counsel. The agreement expired on March 31, 2020. The Company earned revenue under an agreement with the investee of $0.1 million and $0.5 million for the three and nine months ended September 30, 2021 compared to $1.0 million and $2.3 million for the three and nine months ended September 30, 2020. The Company had outstanding receivable balances of $0.9 million and $0.9 million from the investee as of September 30, 2021 and December 31, 2020, respectively. Additionally, the Company has guaranteed a lease of the investee. Refer to Note 16 for further details.

17.	Related Party Transactions

In 2018, 2019 and 2020, the Company entered into certain partnership agreements with NBCUniversal Media, LLC (“NBCU”), an investor. The Company recognized revenue from NBCU of $3.6 million, $9.9 million and $13.5 million for the years ended December 31, 2020, 2019 and 2018, respectively. The Company recognized expenses under contractual obligations from NBCU of $0.8 million, $0.7 million, and $nil for the years ended December 31, 2020, 2019 and 2018, respectively. The Company had outstanding receivable balances of $nil and $0.5 million from NBCU as of December 31, 2020 and 2019, respectively.

In September 2018, the Company invested $1.8 million in the equity of a private company. At the time of investment, an executive of BuzzFeed was the controlling stockholder of the investee. Effective August 26, 2019 the Company and the former executive entered into a consultancy arrangement whereby the Company engaged the former executive to provide advice and counsel. During the year ended December 31, 2019, the Company incurred $0.4 million in respect of such consultancy charges. The agreement expired on March 31, 2020. The Company earned revenue under an agreement with the investee of $1.4 million during the year ended December 31, 2020, and incurred costs under contractual obligations from the investee of $0.2 million, $2.0 million, and $nil for the years ended December 31, 2020, December 31, 2019, and December 31, 2018, respectively. These costs are included in the consolidated statements of operations in cost of revenue. The Company had outstanding receivable balances of $0.9 million and $nil from the investee as of December 31, 2020 and 2019, respectively. Additionally, the Company has guaranteed a lease of the investee. Refer to Note 12 for further details.

890 5TH AVENUE PARTNERS, INC.
Related Party Transactions

Note 4 — Related Party Transactions

Founder Shares

In October 2020, the Sponsor purchased 7,187,500 shares of the Company’s Class F common stock, par value $0.0001 per share, (the “Founder Shares”) for an aggregate price of $25,000. The initial stockholders agreed to forfeit up to 937,500 Founder Shares to the extent that the over-allotment option was not exercised in full by the underwriters, so that the Founder Shares would represent 20% of the Company’s issued and outstanding shares after the Initial Public Offering (excluding the shares comprising the Private Placement Units). The underwriter exercised its over-allotment option in full on January 14, 2021; thus, the 937,500 Founder Shares were no longer subject to forfeiture.

The initial stockholders agreed, subject to limited exceptions, not to transfer, assign or sell any of the Founder Shares until the earlier to occur of: (A) one year after the completion of the initial Business Combination or (B) subsequent to the initial Business Combination, (x) if the last reported sale price of the Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the initial Business Combination, or (y) the date following the completion of the initial Business Combination on which the Company completes a liquidation, merger, stock exchange, reorganization or other similar transaction that results in all of the stockholders having the right to exchange their shares of Class A common stock for cash, securities or other property.

Private Placement

Simultaneously with the closing of the Initial Public Offering, the Company consummated the Private Placement of 777,500 Private Placement Units at a price of $10.00 per Private Placement Unit to the Sponsor, PA 2 Co-Investment LLC, and Craig-Hallum Capital Group LLC and its affiliate, generating proceeds of approximately $7.8 million.

The Private Placement Units (including the shares comprising the Private Placement Units, the Private Placement Warrants (as defined below) and shares of Class A common stock issuable upon exercise of such warrants) are not transferable or salable until 30 days after the completion of the initial Business Combination.

Each whole private placement warrant underlying the Private Placement Units (the “Private Placement Warrants”) is exercisable for one whole share of Class A common stock at a price of $11.50 per share. A portion of the proceeds from the Private Placement Units has been added to the proceeds from the Initial Public Offering to be held in the Trust Account. If the Company does not complete a Business Combination within the Combination Period, the Private Placement Units and the underlying securities will expire worthless.

The Sponsor and the Company’s officers and directors agreed, subject to limited exceptions, not to transfer, assign or sell any of their Private Placement Units until 30 days after the completion of the initial Business Combination.

Related Party Loans

On October 15, 2020, the Sponsor agreed to loan the Company an aggregate of up to $300,000 to cover expenses related to the Initial Public Offering pursuant to a promissory note (the “Note”). This loan was non-interest bearing and payable upon the completion of the Initial Public Offering. The Company borrowed $300,000 under the Note as of December 31, 2020 and repaid the Note in full on January 14, 2021.

In addition, an affiliate of the Sponsor advanced approximately $13,000 to cover for certain expenses on behalf of the Company. The Company reimbursed the advances from the affiliate of the Sponsor in full in February 2021.

In addition, in order to finance transaction costs in connection with a Business Combination, the Sponsor, members of our management team or any of their affiliates or other third parties, may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). If the Company completes a Business Combination, the Company would repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company. Otherwise, the Working Capital Loans would be repaid only out of funds held outside the Trust Account. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. The Working Capital Loans would either be repaid upon consummation of a Business Combination or, at the lenders’ discretion, up to $1.5 million of such Working Capital Loans may be convertible into units of the post-Business Combination entity at a price of $10.00 per unit at the option of the lender. The units would be identical to the Private Placement Units. Except for the foregoing, the terms of such Working Capital Loans, if any, have not been determined and no written agreements exist with respect to such loans. To date, the Company had no borrowings under the Working Capital Loans.

Administrative Services Agreement

Commencing on the date of the listing of the Units on the Nasdaq Capital Market through the earlier of the consummation of the initial Business Combination or the liquidation of the Company, the Company will pay the Sponsor $20,000 per month for office space, utilities, general office and secretarial support, and administrative and support services.

In addition, the Sponsor, executive officers and directors, or any of their respective affiliates will be reimbursed for any out-of-pocket expenses incurred in connection with activities on the Company's behalf such as identifying potential partner businesses and performing due diligence on suitable Business Combinations. The Company's audit committee will review on a quarterly basis all payments that were made by the Company to the Sponsor, executive officers or directors, or the Company's or their affiliates. Any such payments prior to an initial Business Combination will be made using funds held outside the Trust Account.

Note 4—Related Party Transactions

Founder Shares

In October 2020, the Sponsor purchased 7,187,500 shares of the Company’s Class F common stock, par value $0.0001 per share, (the “Founder Shares”) for an aggregate price of $25,000. The initial stockholders agreed to forfeit up to 937,500 Founder Shares to the extent that the over-allotment option was not exercised in full by the underwriters, so that the Founder Shares would represent 20% of the Company’s issued and outstanding shares after the Initial Public Offering (excluding the shares comprising the Private Placement Units). The underwriter exercised its over-allotment option in full on January 14, 2021; thus, the 937,500 Founder Shares were no longer subject to forfeiture.

The initial stockholders agreed, subject to limited exceptions, not to transfer, assign or sell any of the Founder Shares until the earlier to occur of: (A) one year after the completion of the initial Business Combination or (B) subsequent to the initial Business Combination, (x) if the last reported sale price of the Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the initial Business Combination, or (y) the date following the completion of the initial Business Combination on which the Company completes a liquidation, merger, stock exchange, reorganization or other similar transaction that results in all of the stockholders having the right to exchange their shares of Class A common stock for cash, securities or other property.

Private Placement Units

Simultaneously with the closing of the Initial Public Offering, the Company consummated the Private Placement of 777,500 Private Placement Units at a price of $10.00 per Private Placement Unit to the Sponsor, PA 2 Co-Investment LLC, and Craig-Hallum Capital Group LLC and its affiliate, generating proceeds of approximately $7.8 million, and incurring offering cots of approximately $12,000.

Each whole private placement warrant underlying the Private Placement Units (the “Private Placement Warrants”) is exercisable for one whole share of Class A common stock at a price of $11.50 per share. A portion of the proceeds from the Private Placement Units has been added to the proceeds from the Initial Public Offering to be held in the Trust Account. The Private Placement Units (including the shares comprising the Private Placement Units, the Private Placement Warrants and shares of Class A common stock issuable upon exercise of such warrants) are not transferable or salable until 30 days after the completion of the initial Business Combination, and are not subject to redemption. If the Company does not complete a Business Combination within the Combination Period, the Private Placement Units and the underlying securities will expire worthless.

The Sponsor and the Company’s officers and directors agreed, subject to limited exceptions, not to transfer, assign or sell any of their Private Placement Units until 30 days after the completion of the initial Business Combination.

Related Party Loans

On October 15, 2020, the Sponsor agreed to loan the Company an aggregate of up to $300,000 to cover expenses related to the Initial Public Offering pursuant to a promissory note (the “Note”). This loan was non-interest bearing and payable upon the completion of the Initial Public Offering. The Company borrowed $300,000 under the Note as of December 31, 2020, and repaid the Note in full on January 14, 2021.

In addition, an affiliate of the Sponsor advanced approximately $13,000 to cover for certain expenses on behalf of the Company. The Company reimbursed the advances from the affiliate of the Sponsor in full in February 2021.

In addition, in order to finance transaction costs in connection with a Business Combination, the Sponsor, members of our management team or any of their affiliates or other third parties, may, but are not obligated to (except as described below), loan the Company funds as may be required (“Working Capital Loans”). If the Company completes a Business Combination, the Company would repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company. Otherwise, the Working Capital Loans would be repaid only out of funds held outside the Trust Account. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. The Working Capital Loans would either be repaid upon consummation of a Business Combination or, at the lenders’ discretion, up to $1.5 million of such Working Capital Loans may be convertible into units of the post-Business Combination entity at a price of $10.00 per unit at the option of the lender. The units would be identical to the Private Placement Units. Except for the foregoing, the terms of such Working Capital Loans, if any, have not been determined and no written agreements exist with respect to such loans.

On May 27, 2021, the Sponsor committed to provide to the Company an aggregate of up to $1.6 million in loans, and on August 6, 2021, the Sponsor committed to provide to the Company an additional amount of up to $0.8 million in loans for an aggregate of up to $2.4 million in loans, in each case in order to finance the Company’s working capital needs (including transaction costs in connection with a Business Combination). As described above, up to $1.5 million of the Sponsor Loan Commitment (in the aggregate with any other Working Capital Loans) may be convertible into units of the post-Business Combination entity at a price of $10.00 per unit at the option of the lender. As of September 30, 2021, the Company borrowed from the Sponsor the amount of $1.0 million under the Sponsor Loan Commitment, presented at an estimate of its fair value on the accompanying unaudited condensed balance sheets.

Administrative Services Agreement

Commencing on the date of the listing of the Units on the Nasdaq Capital Market through the earlier of the consummation of the initial Business Combination or the liquidation of the Company, the Company will pay the Sponsor $20,000 per month for office space, utilities, general office and secretarial support, and administrative and support services. For the three and nine months ended September 30, 2021, the Company incurred and paid approximately $60,000 and $180,000 in expenses for these services, respectively.

In addition, the Sponsor, executive officers and directors, or any of their respective affiliates will be reimbursed for any out-of-pocket expenses incurred in connection with activities on the Company’s behalf such as identifying potential partner businesses and performing due diligence on suitable Business Combinations. The Company’s audit committee will review on a quarterly basis all payments that were made by the Company to the Sponsor, executive officers or directors, or the Company’s or their affiliates. Any such payments prior to an initial Business Combination will be made using funds held outside the Trust Account.